Income Taxes - Summary of Components of the Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Current expense (benefit):
Foreign (US)	$ 17	$ 22
Total current expense (benefit)	17	22
Deferred expense (benefit)
Total income tax expense (benefit)	$ 17	$ 22